Financial Instruments and Financial Risk Management - Summary of Movements in Financing Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 1,602,741	$ 3,805,412
Cash movement	308,549	(58,338)
Additions	44,633	41,343
Early conversion of February 2020 Notes	(39,561)	(631,629)
Reclassification of term loan from non current to current	(0)
Foreign exchange movement	(13,349)	(8,110)
Finance costs	79,209	76,775
Fair value changes & other	(664,880)	(1,622,712)
Ending balance	1,317,342	1,602,741
Borrowings - Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	214,509	191,403
Cash movement	(43,689)	(35,388)
Additions	44,633	41,343
Early conversion of February 2020 Notes	0	0
Reclassification of term loan from non current to current	0
Foreign exchange movement	(13,349)	(8,111)
Finance costs	9,751	9,137
Fair value changes & other	3,388	16,125
Ending balance	215,243	214,509
Non-Current Borrowings - Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	515,804	617,789
Cash movement	(16,875)	(22,950)
Additions	0	0
Early conversion of February 2020 Notes	(39,561)	(146,673)
Reclassification of term loan from non current to current	0
Foreign exchange movement	1	0
Finance costs	59,994	67,638
Fair value changes & other	0	0
Ending balance	519,363	515,804
Borrowings-Related Derivative Financial Instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	872,428	2,996,220
Cash movement	0	0
Additions	0	0
Early conversion of February 2020 Notes	0	(484,956)
Reclassification of term loan from non current to current	0
Foreign exchange movement	1	1
Finance costs	0	0
Fair value changes & other	(667,028)	(1,638,837)
Ending balance	205,399	872,428
Non-Current Borrowings - Term Loan
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0
Cash movement	369,113
Additions	0
Early conversion of February 2020 Notes	0
Reclassification of term loan from non current to current	(4,000)
Foreign exchange movement	0
Finance costs	9,464
Fair value changes & other	(1,240)
Ending balance	373,337	0
Current Borrowings - Term Loan
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	0
Cash movement	0
Additions	0
Early conversion of February 2020 Notes	0
Reclassification of term loan from non current to current	4,000
Foreign exchange movement	0
Finance costs	0
Fair value changes & other	0
Ending balance	$ 4,000	$ 0